Guarantees - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Funds Advanced To Investors Under Servicing Agreements	$ 36,000,000	$ 29,000,000	$ 36,000,000
Parent Company [Member] | Debt Securities Payable Member
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	200,000,000	200,000,000	200,000,000
Loans With Recourse [Member]
Guarantor Obligations [Line Items]
Qualitative And Quantitative Information Assets Or Liabilities For Transferors Continuing Involvement In Securitization Or Assetbacked Financing Arrangement Principal Amounts Outstanding	2,100,000,000	2,500,000,000	2,100,000,000
Serviced Mortgage Loans [Member]
Guarantor Obligations [Line Items]
Qualitative And Quantitative Information Assets Or Liabilities For Transferors Continuing Involvement In Securitization Or Assetbacked Financing Arrangement Principal Amounts Outstanding	15,600,000,000	16,300,000,000	15,600,000,000
Serviced Mortgage Loans [Member] | Loans With Recourse [Member]
Guarantor Obligations [Line Items]
Repurchased Loans	89,000,000	126,000,000
Serviced Mortgage Loans [Member] | Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]
Guarantor Obligations [Line Items]
Repurchased Loans	2,200,000	4,700,000
Losses Recorded From Reps Warrants Repurchases	1,700,000	1,000,000
Financial Standby Letter Of Credit Member
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	400,000	400,000	400,000
Indemnification Guarantee Member | California region sale of November 8, 2014 [Member] | Segment, Discontinued Operations [Member]
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	2,200,000		2,200,000
Maximum Amount Of Future Payments Under Gurantee	16,000,000		16,000,000
Guarantee Obligations Term			two years
Maximum Amount Of Future Payments Under Guarantee Percentage			1.5
GuaranteeObligationsOriginAndPurpose			The Corporation also agreed to indemnify the purchaser for up to 1.5% of credit losses on transferred loans for a period of two years after the closing. Pursuant to this indemnification provision, the Corporation’s maximum exposure is approximately $16 million.
Indemnification Guarantee Member | E Loan [Member]
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	5,000,000	7,000,000	5,000,000
Indemnification Guarantee Member | Banco Popular De Puerto Rico [Member]
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	15,959,000	19,277,000	15,959,000			7,587,000
Valuation Allowance and Reseves Due To Loan Sales With Reps And Warrants	0	13,747,000
Valuation Allowances And Reserves Charged To Other Accounts	(712,000)	(332,000)
Indemnification Guarantee Member | Banco Popular De Puerto Rico [Member] | Bulk Sale Of Non Performing Assets March 2013 [Member]
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	7,400,000		7,400,000
Maximum Amount Of Future Payments Under Gurantee				18,000,000
Valuation Allowance and Reseves Due To Loan Sales With Reps And Warrants				10,700,000
Valuation Allowances And Reserves Charged To Other Accounts				2,000,000
Indemnification Guarantee Member | Banco Popular De Puerto Rico [Member] | Bulk Sale Of Non Performing Mortgage Loans June 2013 [Member]
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	2,800,000		2,800,000
Maximum Amount Of Future Payments Under Gurantee					16,300,000
Guarantee Obligations Term					one year
Valuation Allowance and Reseves Due To Loan Sales With Reps And Warrants					3,000,000
Guarantee Type, Other [Member] | Parent Company [Member] | Underlying Other Member
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations	400,000,000	1,400,000,000	400,000,000
Financial Guarantee Member
Guarantor Obligations [Line Items]
Valuation Allowances And Reserves Balance	59,438,000	41,463,000	59,438,000			51,673,000
Valuation Allowances And Reserves Charged To Other Accounts	$ 41,312,000	$ 21,793,000